Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

Employee benefits expense are detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	175,090	154,852	134,619
Social security costs	40,025	30,721	25,610
Pension costs	7,036	5,970	4,917
Share-based payment expense	113	287	—
Included in Selling and Marketing expenses:
Wages and salaries	12,423	13,978	12,716
Social security costs	2,442	1,606	1,531
Pension costs	390	433	403
Share-based payment expense	57	1,024	—
Included in Research and Development expenses:
Wages and salaries	14,430	12,463	9,089
Social security costs	1,862	1,496	1,270
Pension costs	466	358	331
Share-based payment expense	167	800	—
Included in General and Administrative expenses:
Wages and salaries	24,518	22,272	26,106
Social security costs	4,846	3,612	3,589
Pension costs	699	510	545
Cash settled awards	—	—	(10,831)
Share-based payment expense	1,639	5,991	1,740
Total employee benefits expense	286,203	256,373	211,635

Summary of Average Size of Group's Workforce

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2023	2022	2021
Executives	70	57	51
Managers	211	137	126
Employees	5,260	4,781	4,284
Total Workforce	5,541	4,975	4,461